PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Diversified REITs 6.5%
Essential Properties Realty Trust, Inc.	59,022	$1,251,267
STORE Capital Corp.	24,132	820,005
		2,071,272
Health Care REITs 13.9%
CareTrust REIT, Inc.	32,426	719,209
Community Healthcare Trust, Inc.	14,892	701,562
Global Medical REIT, Inc.	68,213	890,862
New Senior Investment Group, Inc.	96,668	500,740
Welltower, Inc.	24,929	1,610,912
		4,423,285
Hotel & Resort REITs 8.6%
Apple Hospitality REIT, Inc.	101,723	1,313,244
Host Hotels & Resorts, Inc.	37,179	543,929
MGM Growth Properties LLC (Class A Stock)	8,834	276,504
Park Hotels & Resorts, Inc.	35,003	600,301
		2,733,978
Industrial REITs 12.5%
Americold Realty Trust	37,655	1,405,661
Duke Realty Corp.	8,213	328,274
Prologis, Inc.	22,034	2,195,908
Rexford Industrial Realty, Inc.	889	43,659
		3,973,502
Office REITs 4.9%
Boston Properties, Inc.	11,534	1,090,309
Brandywine Realty Trust	39,776	473,732
		1,564,041
Residential REITs 21.7%
American Campus Communities, Inc.	14,294	611,355
AvalonBay Communities, Inc.	1,718	275,619
Camden Property Trust	13,049	1,303,856
Equity LifeStyle Properties, Inc.	10,645	674,467
Equity Residential	24,776	1,468,721
Invitation Homes, Inc.	19,163	569,141

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Sun Communities, Inc.	5,239	$796,066
UDR, Inc.	31,605	1,214,580
		6,913,805
Retail REITs 10.0%
Agree Realty Corp.	6,548	435,966
National Retail Properties, Inc.	19,305	789,961
Regency Centers Corp.	223	10,167
Simon Property Group, Inc.	11,962	1,020,119
Spirit Realty Capital, Inc.	15,319	615,364
Urban Edge Properties	23,035	298,073
		3,169,650
Specialized REITs 21.2%
Digital Realty Trust, Inc.	5,398	753,075
Equinix, Inc.	2,627	1,876,151
Extra Space Storage, Inc.	11,724	1,358,342
Gaming & Leisure Properties, Inc.	4,372	185,373
Life Storage, Inc.	11,637	1,389,341
QTS Realty Trust, Inc. (Class A Stock)	8,478	524,619
VICI Properties, Inc.	25,760	656,880
		6,743,781

Total Long-Term Investments (cost $26,902,928)		31,593,314

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $153,938)(w)	153,938	153,938

TOTAL INVESTMENTS 99.8% (cost $27,056,866)		31,747,252
Other assets in excess of liabilities 0.2%		70,750

Net Assets 100.0%		$31,818,002

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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